Capital Stock - Option-Pricing Model Assumptions (Detail) - $ / shares	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Assumptions:
Weighted-average grant date fair value of stock options granted during the periods (usd per share)		$ 0.00	$ 2.36
Risk-free interest rates		0.00%	0.92%
Expected life in years		0 years	3 years 6 months 7 days
Expected dividend yield	0.00%	0.00%	0.00%
Volatility		0.00%	38.86%
Employee Stock Option [Member] | Minimum
Assumptions:
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	$ 3.97
Risk-free interest rates	2.50%
Expected life in years	3 years 10 months 28 days
Volatility	37.00%
Employee Stock Option [Member] | Maximum
Assumptions:
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	$ 7.48
Risk-free interest rates	2.56%
Expected life in years	6 years 1 month 28 days
Volatility	40.00%